Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST V
Central Index Key	dei_EntityCentralIndexKey	0000200489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2012
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDAX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDBX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDCX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MWNIX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECIDX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDGX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDRX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDHX
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDJX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRFX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRBX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRCX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRFIX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRWX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRLX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRRX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRHX
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFRJX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRBX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRCX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRIX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EATRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBTRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECTRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFFX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRRX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFHX
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFJX

MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS International New Discovery Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS International New Discovery Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%	0.34%	0.34%	0.34%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.42%	2.17%	2.17%	1.17%	1.52%	2.27%	2.27%	2.17%	1.67%	1.42%	1.17%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.42%	2.17%	2.17%	1.17%	1.47%	2.22%	2.22%	2.17%	1.67%	1.42%	1.17%
[1]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2013, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS International New Discovery Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		711	997	1,304	2,174
B
Class B Shares assuming redemption at end of period
		620	978	1,362	2,308
C
Class C Shares assuming redemption at end of period
		320	678	1,162	2,498
I
Class I Shares
		119	370	641	1,415
529A
Class 529A Shares
		716	1,022	1,349	2,274
529B
Class 529B Shares assuming redemption at end of period
		625	1,003	1,408	2,408
529C
Class 529C Shares assuming redemption at end of period
		325	703	1,208	2,596
R1
Class R1 Shares
		220	678	1,162	2,498
R2
Class R2 Shares
		169	525	905	1,971
R3
Class R3 Shares
		144	448	774	1,696
R4
Class R4 Shares
		119	370	641	1,415

Expense Example, No Redemption MFS International New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		220	678	1,162	2,308
C
Class C Shares assuming no redemption at end of period
		220	678	1,162	2,498
529B
Class 529B Shares assuming no redemption at end of period
		225	703	1,208	2,408
529C
Class 529C Shares assuming no redemption at end of period
		225	703	1,208	2,596

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets primarily in foreign equity securities,

including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile than stocks of larger companies.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was

27.84% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (22.12)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS International New Discovery Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	(15.21%)	(1.47%)	9.29%
B	B Shares Returns Before Taxes	(14.30%)	(1.32%)	9.34%
C	C Shares Returns Before Taxes	(11.61%)	(1.02%)	9.18%
I	I Shares Returns Before Taxes	(9.82%)	(0.02%)	10.28%
529A	529A Shares Returns Before Taxes	(15.30%)	(1.63%)	9.06%
529B	529B Shares Returns Before Taxes	(14.33%)	(1.44%)	9.13%
529C	529C Shares Returns Before Taxes	(11.69%)	(1.15%)	8.97%
R1	R1 Shares Returns Before Taxes	(10.74%)	(1.04%)	9.08%
R2	R2 Shares Returns Before Taxes	(10.27%)	(0.55%)	9.59%
R3	R3 Shares Returns Before Taxes	(10.05%)	(0.31%)	9.91%
R4	R4 Shares Returns Before Taxes	(9.82%)	(0.03%)	10.22%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(15.26%)	(2.41%)	8.29%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(9.58%)	(1.32%)	8.07%
MSCI All Country World (ex-US) Small Mid Cap Index (gross div)	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Small Mid Cap Index (gross div)	(16.59%)	(2.06%)	9.97%
Standard & Poor���s Global Ex U.S. SmallCap Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's Global Ex U.S. SmallCap Index	(17.40%)	(2.14%)	10.33%

Effective December 1, 2011, the MSCI All Country World (ex-US) Small Mid Cap

Index (gross div) replaced the Standard & Poor's Global Ex U.S. SmallCap Index because the adviser believes the MSCI All Country World (ex-US) Small Mid Cap

Index (gross div) better reflects the fund's investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 28, 2012
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small to medium capitalizations.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company's earnings and more volatile than the market in general.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile than stocks of larger companies.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk:  The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
27.84% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (22.12)% (for the calendar quarter ended September 30, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2011, the MSCI All Country World (ex-US) Small Mid Cap Index (gross div) replaced the Standard & Poor's Global Ex U.S. SmallCap Index because the adviser believes the MSCI All Country World (ex-US) Small Mid Cap Index (gross div) better reflects the fund's investment strategies.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Effective December 1, 2011, the MSCI All Country World (ex-US) Small Mid Cap
Index (gross div) replaced the Standard & Poor's Global Ex U.S. SmallCap Index because the adviser believes the MSCI All Country World (ex-US) Small Mid Cap
Index (gross div) better reflects the fund's investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | MSCI All Country World (ex-US) Small Mid Cap Index (gross div)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI All Country World (ex-US) Small Mid Cap Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.97%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | Standard & Poor���s Global Ex U.S. SmallCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's Global Ex U.S. SmallCap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.33%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,174
Annual Return 2002	rr_AnnualReturn2002	(7.05%)
Annual Return 2003	rr_AnnualReturn2003	48.57%
Annual Return 2004	rr_AnnualReturn2004	24.30%
Annual Return 2005	rr_AnnualReturn2005	20.21%
Annual Return 2006	rr_AnnualReturn2006	26.85%
Annual Return 2007	rr_AnnualReturn2007	8.87%
Annual Return 2008	rr_AnnualReturn2008	(43.99%)
Annual Return 2009	rr_AnnualReturn2009	47.42%
Annual Return 2010	rr_AnnualReturn2010	21.85%
Annual Return 2011	rr_AnnualReturn2011	(10.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.29%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.29%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	620
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,308
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,308
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.34%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,498
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,498
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.18%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,415
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.28%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,022
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,349
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,274
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.06%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,408
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,408
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,408
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.13%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,596
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,596
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.97%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,162
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,498
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.08%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,971
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.59%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,696
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.91%
MFS International New Discovery Fund (Prospectus Summary) | MFS International New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	370
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,415
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.22%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2013, unless MFD elects to extend the waiver.

MFS Research Fund (Prospectus Summary) | MFS Research Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Research Fund	A		B	C	I	W	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I AND W

I AND W

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Research Fund	A	B	C	I	W	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

W

R1

R2

R3

R4

Management Fee	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.10%	1.00%	0.50%	0.25%	none
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	0.65%	0.75%	1.65%	1.15%	0.90%	0.65%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Research Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		662	845	1,045	1,619
B
Class B Shares assuming redemption at end of period
		568	820	1,097	1,754
C
Class C Shares assuming redemption at end of period
		268	520	897	1,955
I
Class I Shares
		66	208	362	810
W
Class W Shares
		77	240	417	930
R1
Class R1 Shares
		168	520	897	1,955
R2
Class R2 Shares
		117	365	633	1,398
R3
Class R3 Shares
		92	287	498	1,108
R4
Class R4 Shares
		66	208	362	810

Expense Example, No Redemption MFS Research Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		168	520	897	1,754
C
Class C Shares assuming no redemption at end of period
		168	520	897	1,955

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory,

geopolitical, or other conditions. These factors can make foreign investments,

especially those in emerging markets, more volatile and less liquid than U.S.

investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges

(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was

16.67% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (22.89)% (for the calendar quarter ended December 31,

2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Research Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	(6.43%)	0.20%	2.64%
B	B Shares Returns Before Taxes	(5.36%)	0.29%	2.71%
C	C Shares Returns Before Taxes	(2.40%)	0.69%	2.56%
I	I Shares Returns Before Taxes	(0.44%)	1.69%	3.58%
W	W Shares Returns Before Taxes	(0.55%)	1.59%	3.48%
R1	R1 Shares Returns Before Taxes	(1.45%)	0.67%	2.46%
R2	R2 Shares Returns Before Taxes	(0.95%)	1.16%	2.94%
R3	R3 Shares Returns Before Taxes	(0.69%)	1.41%	3.24%
R4	R4 Shares Returns Before Taxes	(0.49%)	1.67%	3.52%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(6.55%)	0.08%	2.56%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.03%)	0.15%	2.27%
Standard & Poor���s 500 Stock Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 28, 2012
MFS Research Fund (Prospectus Summary) | MFS Research Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest the fund's assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

A team of investment research analysts selects investments for the fund. MFS allocates the fund's assets to analysts by broad market sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges
(loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
16.67% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (22.89)% (for the calendar quarter ended December 31,
2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Research Fund (Prospectus Summary) | MFS Research Fund | Standard & Poor���s 500 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	845
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,045
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,619
Annual Return 2002	rr_AnnualReturn2002	(24.79%)
Annual Return 2003	rr_AnnualReturn2003	24.54%
Annual Return 2004	rr_AnnualReturn2004	15.58%
Annual Return 2005	rr_AnnualReturn2005	7.58%
Annual Return 2006	rr_AnnualReturn2006	10.30%
Annual Return 2007	rr_AnnualReturn2007	12.97%
Annual Return 2008	rr_AnnualReturn2008	(36.53%)
Annual Return 2009	rr_AnnualReturn2009	30.42%
Annual Return 2010	rr_AnnualReturn2010	15.46%
Annual Return 2011	rr_AnnualReturn2011	(0.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.64%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,097
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,754
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.71%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.56%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I AND W

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
W

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.46%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.94%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.24%
MFS Research Fund (Prospectus Summary) | MFS Research Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 9 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Total Return Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B AND 529B

C AND 529C

I

529A

B AND 529B

C AND 529C

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Total Return Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

529A

529B

529C

R1

R2

R3

R4

Management Fee		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none
Other Expenses		0.17%	0.17%	0.17%	0.17%	0.27%	0.27%	0.27%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		0.77%	1.52%	1.52%	0.52%	0.87%	1.62%	1.62%	1.52%	1.02%	0.77%	0.52%
Fee Reductions and/or Expense Reimbursements	[1]	none	none	none	none	(0.05%)	(0.05%)	(0.05%)	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.77%	1.52%	1.52%	0.52%	0.82%	1.57%	1.57%	1.52%	1.02%	0.77%	0.52%
[1]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2013, unless MFD elects to extend the waiver.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Total Return Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		649	807	978	1,474
B
Class B Shares assuming redemption at end of period
		555	780	1,029	1,610
C
Class C Shares assuming redemption at end of period
		255	480	829	1,813
I
Class I Shares
		53	167	291	653
529A
Class 529A Shares
		555	735	930	1,492
529B
Class 529B Shares assuming redemption at end of period
		560	806	1,077	1,717
529C
Class 529C Shares Assuming redemption at end of period
		260	506	877	1,918
R1
Class R1 Shares
		155	480	829	1,813
R2
Class R2 Shares
		104	325	563	1,248
R3
Class R3 Shares
		79	246	428	954
R4
Class R4 Shares
		53	167	291	653

Expense Example, No Redemption MFS Total Return Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		155	480	829	1,610
C
Class C Shares assuming no redemption at end of period
		155	480	829	1,813
529B
Class 529B Shares assuming no redemption at end of period
		160	506	877	1,717
529C
Class 529C Shares Assuming no redemption at end of period
		160	506	877	1,918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

invests the fund's assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of the fund's assets in equity securities and at least 25% of the fund's assets in fixed-income senior securities.

MFS may invest the fund's assets in foreign securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Of the fund's investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political,

regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector,

industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer,

borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory,

geopolitical, or other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory,

geopolitical, or other conditions. These factors can make foreign investments,

especially those in emerging markets, more volatile and less liquid than U.S.

investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was

11.56% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (12.37)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Total Return Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes		(3.96%)	0.27%	3.70%
B	B Shares Returns Before Taxes		(2.92%)	0.44%	3.78%
C	C Shares Returns Before Taxes		0.13%	0.79%	3.63%
I	I Shares Returns Before Taxes		2.15%	1.81%	4.67%
529A	529A Shares Returns Before Taxes		(4.10%)	0.13%	3.49%
529B	529B Shares Returns Before Taxes		(2.92%)	0.32%	3.58%
529C	529C Shares Returns Before Taxes		(0.01%)	0.64%	3.43%
R1	R1 Shares Returns Before Taxes		1.07%	0.75%	3.52%
R2	R2 Shares Returns Before Taxes		1.57%	1.26%	4.03%
R3	R3 Shares Returns Before Taxes		1.82%	1.51%	4.31%
R4	R4 Shares Returns Before Taxes		2.08%	1.77%	4.60%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions		(4.48%)	(0.63%)	2.65%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares		(2.27%)	(0.06%)	2.78%
Standard & Poor���s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index		2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Bond Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index		7.84%	6.50%	5.78%
Total Return Blended Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Total Return Blended Index	[1]	4.69%	2.84%	4.40%
[1]	The Total Return Blended Index was composed at period end of the following amounts of the following indices: 60% Standard & Poor's 500 Stock Index and 40% Barclays Capital U.S. Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 28, 2012
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to seek total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 9 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
invests the fund's assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of the fund's assets in equity securities and at least 25% of the fund's assets in fixed-income senior securities.

MFS may invest the fund's assets in foreign securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Of the fund's investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other performance measures.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the bar chart, the highest quarterly return was
11.56% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (12.37)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | Standard & Poor���s 500 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | Total Return Blended Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Total Return Blended Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
A

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	807
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Annual Return 2002	rr_AnnualReturn2002	(5.56%)
Annual Return 2003	rr_AnnualReturn2003	16.85%
Annual Return 2004	rr_AnnualReturn2004	11.37%
Annual Return 2005	rr_AnnualReturn2005	3.29%
Annual Return 2006	rr_AnnualReturn2006	11.77%
Annual Return 2007	rr_AnnualReturn2007	4.97%
Annual Return 2008	rr_AnnualReturn2008	(22.63%)
Annual Return 2009	rr_AnnualReturn2009	18.18%
Annual Return 2010	rr_AnnualReturn2010	9.98%
Annual Return 2011	rr_AnnualReturn2011	1.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.65%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
B

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	555
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,610
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,610
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
C

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	255
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.63%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
I

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
529A

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529A

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	555
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,492
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
B AND 529B

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529B

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	560
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,717
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	506
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	877
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,717
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
C AND 529C

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
529C

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	506
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	877
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,918
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.43%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R1

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R2

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.03%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R3

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.31%
MFS Total Return Fund (Prospectus Summary) | MFS Total Return Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
R4

Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%

[1]	The Total Return Blended Index was composed at period end of the following amounts of the following indices: 60% Standard & Poor's 500 Stock Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[2]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[3]	The fund's distributor, MFD, has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on January 31, 2013, unless MFD elects to extend the waiver.